Leases - Components of lease expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance lease cost:
Amortization of assets	¥ 36,168	¥ 31,512	¥ 0
Interest of lease liabilities	19,738	32,985	0
Operating lease cost	1,863,772	1,611,726	1,059,148
Shortterm lease cost	229,746	146,184	108,689
Total	¥ 2,149,424	¥ 1,822,407	¥ 1,167,837